Equity-Based Compensation - Schedule of Employee Stock Performance Activity (Detail)	9 Months Ended
Sep. 30, 2013
Units Surrendered For Shares Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	4,165,861
Units Surrendered For Shares Plan [Member] | Common Stock [Member] | Vested Time Vesting Units Surrendered For Shares Of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	727,852
Units Surrendered For Shares Plan [Member] | Common Stock [Member] | Class D Units surrendered for shares of stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	221,290
Units Surrendered For Shares Plan [Member] | Common Stock [Member] | Class D Units and vested TVUs surrendered for shares of stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	949,142
Units Surrendered For Shares Plan [Member] | Common Stock [Member] | Unvested Time Vesting Units Surrendered For Unvested Time Restricted Shares [Member] | Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	599,215
Units Surrendered For Shares Plan [Member] | Common Stock [Member] | Two Point Two Five Performance Vesting Units Surrendered For Two Point Two Five Performance Restricted Shares [Member] | 2.25x Performance Restricted Shares [Member]

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	1,308,752
Units Surrendered For Shares Plan [Member] | Common Stock [Member] | Two Point Seven Five Performance Vesting Units Surrendered For Two Point Seven Five Performance Restricted Shares [Member] | 2.75x Performance Restricted Shares [Member]

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	1,308,752
Units Surrendered For Shares Plan [Member] | Common Stock [Member] | Unvested TVUs and PVUs surrendered for shares of unvested restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	3,216,719
Employee Unit Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	698,533
Employee Unit Incentive Plan [Member] | Vested Time Vesting Units Surrendered For Shares Of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	121,206
Employee Unit Incentive Plan [Member] | Class D Units surrendered for shares of stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	29,240
Employee Unit Incentive Plan [Member] | Class D Units and vested TVUs surrendered for shares of stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	150,446
Employee Unit Incentive Plan [Member] | Unvested Time Vesting Units Surrendered For Unvested Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	103,913
Employee Unit Incentive Plan [Member] | Two Point Two Five Performance Vesting Units Surrendered For Two Point Two Five Performance Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	222,087
Employee Unit Incentive Plan [Member] | Two Point Seven Five Performance Vesting Units Surrendered For Two Point Seven Five Performance Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	222,087
Employee Unit Incentive Plan [Member] | Unvested TVUs and PVUs surrendered for shares of unvested restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	548,087